Consolidated Statments of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net income for the period/year	R$ 21,217,196	R$ 23,380,804	R$ 16,033,961
Debt instruments at fair value through other comprehensive income
- Net change in fair value	(5,720,405)	(13,601,053)	(1,529,928)
- Gains/(losses) reclassified to profit or loss	2,663,816	(1,081,393)	(1,720,958)
- Tax effect	1,359,598	6,045,476	1,447,558
Unrealized gains/(losses) on hedge
- Cash flow hedge	545,684	(1,962,706)	(335,620)
- Hedge of investment abroad	142,459	(224,055)	(187,629)
- Tax effect	(330,046)	1,021,384	235,462
Foreign currency translation differences of foreign operations	(75,132)	(19,107)	235,863
Net change in fair value of equity instruments at fair value through other comprehensive income	(1,255,620)	1,080,075	3,573,603
Tax effect	455,199	(441,363)	(1,464,897)
Other	115,817	73,830	(21,593)
Total other comprehensive income	(2,098,630)	(9,108,912)	231,861
Total comprehensive income	19,118,566	14,271,892	16,265,822
Attributable to shareholders:
Shareholders of the parent	18,885,060	14,063,410	16,068,723
Non-controlling interests	R$ 233,506	R$ 208,482	R$ 197,099